Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Taxes Payable
	12/31/2020	12/31/2019
ICMS	180,522	149,547
PIS and COFINS	13,187	40,676
ISS	38,328	26,986
Value-added tax (IVA) of foreign subsidiaries	27,322	25,619
Others	26,655	27,094
	286,014	269,922